American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
October 31, 2023

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.8%
Disciplined Growth Fund G Class	992,134	21,132,448
Focused Dynamic Growth Fund G Class(2)	768,825	33,812,926
Focused Large Cap Value Fund G Class	15,310,141	142,231,208
Growth Fund G Class	1,832,279	83,698,490
Heritage Fund G Class(2)	3,251,230	70,063,998
Mid Cap Value Fund G Class	5,804,536	83,411,177
Small Cap Growth Fund G Class	978,400	16,945,893
Small Cap Value Fund G Class	1,979,147	17,159,207
Sustainable Equity Fund G Class	3,869,946	164,782,315
		633,237,662
Domestic Fixed Income Funds — 23.4%
Diversified Bond Fund G Class	25,054,747	216,473,013
High Income Fund G Class	6,923,995	55,391,958
Inflation-Adjusted Bond Fund G Class	4,382,463	44,482,000
		316,346,971
International Equity Funds — 20.9%
Emerging Markets Fund G Class	7,043,173	66,557,986
Global Real Estate Fund G Class	2,538,231	27,159,067
International Growth Fund G Class(2)	7,307,077	77,455,019
International Small-Mid Cap Fund G Class	3,484,718	29,201,933
International Value Fund G Class	6,340,633	49,330,122
Non-U.S. Intrinsic Value Fund G Class	3,745,098	33,743,329
		283,447,456
International Fixed Income Funds — 8.9%
Emerging Markets Debt Fund G Class	3,959,997	33,145,175
Global Bond Fund G Class	10,652,883	87,566,698
		120,711,873
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,287,030,409)		1,353,743,962
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$1,353,743,961

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$23,376	—	$818	$(1,426)	$21,132	992	$(14)	—
Focused Dynamic Growth Fund(3)	40,418	$222	1,359	(5,468)	33,813	769	767	—
Focused Large Cap Value Fund	156,164	4,240	6,267	(11,906)	142,231	15,310	(43)	$993
Growth Fund	94,602	1,035	3,486	(8,453)	83,698	1,832	2,150	—
Heritage Fund(3)	81,035	2,485	1,757	(11,699)	70,064	3,251	238	—
Mid Cap Value Fund	91,841	1,902	249	(10,083)	83,411	5,805	(11)	559
Small Cap Growth Fund	20,401	—	305	(3,150)	16,946	978	(52)	—
Small Cap Value Fund	20,825	233	490	(3,409)	17,159	1,979	59	104
Sustainable Equity Fund	184,906	1,559	6,391	(15,292)	164,782	3,870	552	—
Diversified Bond Fund	237,462	6,120	16,514	(10,594)	216,474	25,055	(3,384)	2,688
High Income Fund	59,572	1,036	3,450	(1,766)	55,392	6,924	(533)	1,035
Inflation-Adjusted Bond Fund	46,796	180	828	(1,666)	44,482	4,382	(138)	—
Emerging Markets Fund	75,327	1,462	1,078	(9,153)	66,558	7,043	(358)	—
Global Real Estate Fund	30,439	181	359	(3,102)	27,159	2,538	(74)	—
International Growth Fund(3)	87,692	3,192	487	(12,941)	77,456	7,307	(36)	—
International Small-Mid Cap Fund	32,537	1,492	386	(4,441)	29,202	3,485	(92)	—
International Value Fund	55,284	29	1,487	(4,496)	49,330	6,341	16	—
Non-U.S. Intrinsic Value Fund	39,723	391	310	(6,061)	33,743	3,745	—	—
Emerging Markets Debt Fund	35,639	427	580	(2,341)	33,145	3,960	(107)	427
Global Bond Fund	94,968	1,021	5,408	(3,014)	87,567	10,653	(1,089)	966
	$1,509,007	$27,207	$52,009	$(130,461)	$1,353,744	116,219	$(2,149)	$6,772
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.